EARNINGS (LOSS) PER SHARE - Schedule of Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic [Abstract]
Net income (loss) attributable to Dole plc	$ (7,219)	$ 52,488	$ 55,060
Weighted average shares - basic (in shares)	72,190	55,509	55,497
Basic earnings (loss) per share (in USD per share)	$ (0.10)	$ 0.95	$ 0.99
Earnings Per Share, Diluted [Abstract]
Net income (loss) attributable to Dole plc	$ (7,219)	$ 52,488	$ 55,060
Effect of share options with a dilutive effect (in shares)	0	83	117
Weighted average shares - diluted (in shares)	72,190	55,592	55,614
Diluted earnings (loss) per share (in USD per share)	$ (0.10)	$ 0.94	$ 0.99